Net gain (loss) on financial instruments designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Net gain (loss) on financial instruments designated at fair value through profit or loss [Abstract]
Net gain (loss) on financial instruments designated at fair value through profit or loss
35.	Net gain (loss) on financial instruments designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Financial liabilities designated at fair value through profit or loss:
Debt securities issued:
Gain on valuation	~~W~~	—	—	2,673
Compound financial instruments :
Gain on valuation		241,066	423,914	804,068
Loss on sale and redemption		(42,827)	(512,215)	(229,799)

		198,239	(88,301)	574,269

	~~W~~	198,239	(88,301)	576,942